                    HUNTINGTON DIRECTOR OUTLOOK SERIES I/IR
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-39612

     SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

HUNTINGTON VA INCOME EQUITY FUND:

The Fund's investment objective, which appears in the table under the section entitled "The Funds," has been amended to:

    Current income and moderate appreciation of capital

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6013